Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt and Balance Sheet Presentation
As at December 31, 2021 and 2020, we had the following liabilities for third party debt agreements:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Secured credit facilities	5,662	5,662
Total debt principal	5,662	5,662
Less: Debt balance held as subject to compromise	(5,662)	—
Carrying value	—	5,662